Shareholders Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock Number Of Shares Par Value And Other Disclosures Abstract
Common shares of beneficial interest: outstanding shares	187,887,498				187,887,498	187,284,688
Dividends paid on common shares					$ 547,831	$ 545,913	$ 699,318
Dividends per common share	$ 0.73	$ 0.73	$ 0.73	$ 0.73
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred shares of beneficial interest: issued shares	52,678,939				52,678,939	52,682,807
Details Of Preferred Shares Of Beneficial Interest [Abstract]
Preferred Stock, Value	1,277,026				1,277,026	1,277,225
Preferred shares of beneficial interest: outstanding shares	52,678,939				52,678,939	52,682,807
Preferred shares of beneficial interest: authorized shares	110,000,000				110,000,000	110,000,000
Accumulated Other Comprehensive Income Loss Net Of Tax	93,267				93,267	71,537
Series A Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock Dividend Rate Percentage					6.50%
Details Of Preferred Shares Of Beneficial Interest [Abstract]
Preferred Stock, Value	1,393				1,393	1,592
Preferred shares of beneficial interest: outstanding shares	28,939				28,939	32,807
Preferred Stock Liquidation Preference (in dollars per share)	$ 50.00				$ 50.00
Preferred Stock, Dividend Rate, Per-Dollar-Amount					$ 3.25
Preferred shares of beneficial interest: authorized shares	83,977				83,977	83,977
Conversion Rate of Preferred Stock to Common Stock, Shares	1.4334				1.4334
Series G Preferred Stock [Member] | Redeemable Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock Dividend Rate Percentage					6.625%
Preferred Stock Redemption Price Per Share	$ 25.00				$ 25.00
Details Of Preferred Shares Of Beneficial Interest [Abstract]
Preferred Stock, Value	193,135				193,135	193,135
Preferred shares of beneficial interest: outstanding shares	8,000,000				8,000,000	8,000,000
Preferred Stock Liquidation Preference (in dollars per share)	$ 25.00				$ 25.00
Preferred Stock, Dividend Rate, Per-Dollar-Amount					$ 1.65625
Preferred shares of beneficial interest: authorized shares	8,000,000				8,000,000	8,000,000
Series I Preferred Stock [Member] | Redeemable Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock Dividend Rate Percentage					6.625%
Preferred Stock Redemption Price Per Share	$ 25.00				$ 25.00
Details Of Preferred Shares Of Beneficial Interest [Abstract]
Preferred Stock, Value	262,379				262,379	262,379
Preferred shares of beneficial interest: outstanding shares	10,800,000				10,800,000	10,800,000
Preferred Stock Liquidation Preference (in dollars per share)	$ 25.00				$ 25.00
Preferred Stock, Dividend Rate, Per-Dollar-Amount					$ 1.65625
Preferred shares of beneficial interest: authorized shares	10,800,000				10,800,000	10,800,000
Series J Preferred Stock [Member] | Redeemable Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock Dividend Rate Percentage					6.875%
Preferred Stock Redemption Price Per Share	$ 25.00				$ 25.00
Details Of Preferred Shares Of Beneficial Interest [Abstract]
Preferred Stock, Value	238,842				238,842	238,842
Preferred shares of beneficial interest: outstanding shares	9,850,000				9,850,000	9,850,000
Preferred Stock Liquidation Preference (in dollars per share)	$ 25.00				$ 25.00
Preferred Stock, Dividend Rate, Per-Dollar-Amount					$ 1.71875
Preferred shares of beneficial interest: authorized shares	9,850,000				9,850,000	9,850,000
Series K Preferred Stock [Member] | Redeemable Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock Dividend Rate Percentage					5.70%
Preferred Stock Redemption Price Per Share	$ 25.00				$ 25.00
Details Of Preferred Shares Of Beneficial Interest [Abstract]
Preferred Stock, Value	290,971				290,971	290,971
Preferred shares of beneficial interest: outstanding shares	12,000,000				12,000,000	12,000,000
Preferred Stock Liquidation Preference (in dollars per share)	$ 25.00				$ 25.00
Preferred Stock, Dividend Rate, Per-Dollar-Amount					$ 1.425
Preferred shares of beneficial interest: authorized shares	12,000,000				12,000,000	12,000,000
Series L Preferred Stock [Member] | Redeemable Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock Dividend Rate Percentage					5.40%
Preferred Stock Redemption Price Per Share	$ 25.00				$ 25.00
Details Of Preferred Shares Of Beneficial Interest [Abstract]
Preferred Stock, Value	$ 290,306				$ 290,306	$ 290,306
Preferred shares of beneficial interest: outstanding shares	12,000,000				12,000,000	12,000,000
Preferred Stock Liquidation Preference (in dollars per share)	$ 25.00				$ 25.00
Preferred Stock, Dividend Rate, Per-Dollar-Amount					$ 1.35
Preferred shares of beneficial interest: authorized shares	12,000,000				12,000,000	12,000,000